STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2019	Apr. 30, 2019	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Class of Stock [Line Items]
Debt conversion amount				$ 210,301	$ 1,073,566
Sale of stock shares				3,435,000
Share issued price per share				$ 0.17	$ 0.22
Proceeds from issuance of common stock				$ 420,293
Share-based Payment Arrangement, Expense				$ 400,000	$ 0
Minimum [Member]
Class of Stock [Line Items]
Share issued price per share				$ 0.09
Maximum [Member]
Class of Stock [Line Items]
Share issued price per share				$ 0.23
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities				278,187,847
Number of shares issued				3,435,000	6,531,945
Convertible preferred stock, shares issued upon conversion						278,187,847
Common shares issued upon partial conversion of debt, shares				657,200	6,531,945
Debt conversion amount				$ 6,572	$ 65,319
Number of shares issued for services				1,148,235
Shares issued for service, value				$ 194,000
Proceeds from issuance of common stock				$ 420,000
TFK Investments LLC [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities				657,200
Common shares issued upon partial conversion of debt, shares				657,200	1,950,000
Debt conversion amount				$ 0	$ 133,430
Series A Preferred Stock [Member] | TFK Investments LLC [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion						278,188
Merger Agreement [Member] | Series A Preferred Stock [Member] | Oncotelic merger [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities		193,713
Number of shares issued		77,154
Merger Agreement [Member] | Series A Preferred Stock [Member] | PointR [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities	11,135,935
Number of shares issued	84,475
2015 Equity Incentive Plan [Member] | Employees [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			1,257,952
Share-based Payment Arrangement, Expense			$ 226,431